Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Activity Related to Restricted Shares
The following table summarizes the activity relating to the Company's Restricted Shares for the year ended December 31, 2019:

	Number of Shares	Weighted-Average Grant Date Fair Value
Beginning Balance	1,803	$3.19
Granted	15	1.77
Forfeited	(168)	3.14
Vested	(221)	3.52
Ending Balance	1,429	3.13
Expected to vest after December 31, 2019	1,429	3.13